SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [abstract]
Net income	$ 704	$ 1,664	$ 1,960	$ 3,519
Realized disposition gains in fair value changes or equity	7	95	239	515
Non-controlling interests in FFO	(1,863)	(1,294)	3,465	2,756
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	379	283	(128)	616
Fair value changes	1,398	(833)	1,229	(1,405)
Depreciation and amortization	1,234	672	2,268	1,342
Deferred income taxes	7	203	56	129
Total FFO	$ 1,108	$ 790	$ 2,159	$ 1,960